Income Taxes - Components of the Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current:
Federal	$ 18,832	$ (12,450)	$ (11,778)
Foreign	52,978	40,613	28,126
State	7,759	6,523	3,804
Total current	79,569	34,686	20,152
Deferred:
Federal	(7,688)	(69,104)	(27,493)
Foreign	(3,139)	(2,991)	(1,298)
State	(10,827)	(13,140)	(10,265)
Total deferred	(21,654)	(85,235)	(39,056)
Total provision	$ 57,915	$ (50,549)	$ (18,904)